Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt
As of June 30, 2014 and December 31, 2013, our long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2014	2013
Long-term debt
2021 Senior Notes	$2,000,000	$2,000,000
2022 Senior Notes	1,000,000	1,000,000
2023 Senior Notes	1,500,000	1,000,000
2024 Senior Notes	2,000,000	—
2013 Liquefaction Credit Facilities	—	100,000
Total long-term, debt	6,500,000	4,100,000

Long-term debt premium
2021 Senior Notes	10,879	11,562
2023 Senior Notes	7,423	—
Total long-term debt, net	$6,518,302	$4,111,562

As of December 31, 2013 and 2012, our long-term debt consisted of the following (in thousands):

	December 31,
	2013	2012
Long-term debt
2021 Senior Notes	$2,000,000	$—
2022 Senior Notes	1,000,000	—
2023 Senior Notes	1,000,000	—
2012 Liquefaction Credit Facility	—	100,000
2013 Liquefaction Credit Facilities	100,000	—
Total long-term, debt	4,100,000	100,000

Long-term debt premium
2021 Senior Notes	11,562	—
Total long-term debt, net of premium	$4,111,562	$100,000

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2013 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2014	2015 to 2016	2017 to 2018	Thereafter
Debt:
2021 Senior Notes	2,000,000	—	—	—	2,000,000
2022 Senior Notes	1,000,000	—	—	—	1,000,000
2023 Senior Notes	1,000,000	—	—	—	1,000,000
2013 Liquefaction Credit Facilities	100,000	—	—	—	100,000
Debt	$4,100,000	$—	$—	$—	$4,100,000